CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	$ 9,290	$ 5,362
Goodwill and intangible assets	43,654	52,951
Deferred tax assets	6,252	6,127
Other assets	485	558
Total non-current assets	59,681	64,998
Current assets
Inventories	32,021	30,359
Trade and other receivables	20,987	24,441
Income tax receivable	1,982	1,584
Cash and cash equivalents	15,231	30,277
Short term investments	1,169
Total current assets	71,390	86,661
TOTAL ASSETS	131,071	151,659
Equity attributable to the equity holders of the parent
Share capital	1,213	1,213
Share premium	16,187	16,187
Treasury shares	(24,922)	(24,922)
Accumulated surplus	16,145	55,319
Translation reserve	(3,933)	(3,766)
Other reserves	23	23
Total equity	4,713	44,054
Current liabilities
Income tax payable	48	210
Trade and other payables	16,947	16,908
Provisions	50	50
Lease liabilities	2,404	436
Total current liabilities	19,449	17,604
Non-current liabilities
Exchangeable notes	82,021	81,382
Derivative financial instruments	4	238
Lease liabilities	17,745	526
Deferred tax liabilities	7,139	7,855
Total non-current liabilities	106,909	90,001
TOTAL LIABILITIES	126,358	107,605
TOTAL EQUITY AND LIABILITIES	$ 131,071	$ 151,659